Victory Funds
Victory Diversified Stock Fund
Victory Special Value Fund
(the “Funds”)
Supplement dated June 10, 2022
to the Prospectus dated March 1, 2022 (“Prospectus”)
Effective September 30, 2022, Tony Dong plans to retire after 39 years in the investment industry, the last 34 years with Munder Capital Management (“Munder”). Munder is a Victory Capital Management Inc. franchise. At that time, Robert Crosby will become Chief Investment Officer for the Munder team that manages the mid-cap core growth and multi-cap strategies. The following changes will be effective September 30, 2022.
1.
All references to Tony Y. Dong are hereby removed from each Prospectus.
2.
The following replaces the section titled “Management of the Fund – Portfolio Managers” found on page 6 of each Prospectus.
Portfolio Managers
	Title	Tenure with the Fund
Robert E. Crosby, CFA	Chief Investment Officer	Since 2019
Michael P. Gura, CFA	Senior Portfolio Manager	Since 2017
If you wish to obtain more information, please call the Victory Funds at 800-539-FUND (800-539-3863) or your financial advisor.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds
Victory Diversified Stock Fund
Victory Special Value Fund
(the “Funds”)
Supplement dated June 10, 2022
to the Statement of Additional Information dated March 1, 2022 (“SAI”)
Effective September 30, 2022, Tony Dong plans to retire after 39 years in the investment industry, the last 34 years with Munder Capital Management (“Munder”). Munder is a Victory Capital Management Inc. franchise. At that time, Robert Crosby will become Chief Investment Officer for the Munder team that manages the mid-cap core growth and multi-cap strategies. The following changes will be effective September 30, 2022.
All references to Tony Y. Dong and Gavin Hayman are hereby removed from the SAI.
If you wish to obtain more information, please call the Victory Funds at 800-539-FUND (800-539-3863) or your financial advisor.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds
Victory Munder Mid-Cap Core Growth Fund
Victory Munder Multi-Cap Fund
Victory Munder Small Cap Growth Fund
(the “Funds”)
Supplement dated June 10, 2022
to the Prospectus dated November 1, 2021 (“Prospectus”), as supplemented
Effective September 30, 2022, Tony Dong plans to retire after 39 years in the investment industry, the last 34 years with Munder Capital Management (“Munder”). Munder is a Victory Capital Management Inc. franchise. At that time, Robert Crosby will become Chief Investment Officer for the Munder team that manages the mid-cap core growth and multi-cap strategies and Brian Matuszak will lead the Munder team responsible for the small cap growth strategy. The following changes will be effective September 30, 2022.
1.
All references to Tony Y. Dong are hereby removed from each Prospectus.
2.
The following replaces the section titled “Management of the Fund – Portfolio Managers” found on page 6 of the Prospectus for the Victory Munder Mid-Cap Core Growth Fund.
Portfolio Managers
	Title	Tenure with the Fund
Robert E. Crosby, CFA	Chief Investment Officer	Since 2012
Robert Glise, CFA	Senior Portfolio Manager and Analyst	Since 2016
Sean D. Wright	Equity Analyst	Since 2014
3.
The following replaces the section titled “Management of the Fund – Portfolio Managers” found on page 12 of the Prospectus for the Victory Munder Multi-Cap Fund.
Portfolio Managers
	Title	Tenure with the Fund
Robert E. Crosby, CFA	Chief Investment Officer	Since 2019
Michael P. Gura, CFA	Senior Portfolio Manager	Since 2010
4.
The following replaces the section titled “Management of the Fund – Portfolio Managers” found on page 18 of the Prospectus for the Victory Small Cap Growth Fund.
Portfolio Managers
	Title	Tenure with the Fund
Gavin Hayman, CFA	Senior Portfolio Manager	Since 2015
Brian S. Matuszak, CFA	Senior Portfolio Manager	Since 2015
If you wish to obtain more information, please call the Victory Funds at 800-539-FUND (800-539-3863) or your financial advisor.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds
Victory Munder Mid-Cap Core Growth Fund
Victory Munder Multi-Cap Fund
Victory Munder Small Cap Growth Fund
(the “Funds”)
Supplement dated June 10, 2022
to the Statement of Additional Information dated November 1, 2021 (“SAI”), as supplemented
Effective September 30, 2022, Tony Dong plans to retire after 39 years in the investment industry, the last 34 years with Munder Capital Management (“Munder”). Munder is a Victory Capital Management Inc. franchise. At that time, Robert Crosby will become Chief Investment Officer for the Munder team that manages the mid-cap core growth and multi-cap strategies and Brian Matuszak will lead the Munder team responsible for the small cap growth strategy. The following changes will be effective September 30, 2022.
All references to Tony Y. Dong are hereby removed from the SAI.
If you wish to obtain more information, please call the Victory Funds at 800-539-FUND (800-539-3863) or your financial advisor.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.